Business Combination (Tables)	12 Months Ended
Aug. 31, 2023
Business Combinations [Abstract]
Schedule of Pro Forma Information	Pro forma for the year ended August 31, 2021
2021 Unaudited
Pro forma revenue from continuing operations	1,406,147
Pro forma operating income from continuing operations	390,843
Pro forma net loss attributable to the Group	(53,253)